Note 5 - Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) - Accounts Receivable from Urgent and Primary Care - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 2,434,000
Less:
Estimated allowance for uncollectible amounts	$ (71,000)	(847,000)	$ (354,000)
Accounts receivable, net		$ 1,587,000
Urgent and Primary Care [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	2,814,000
Less:
Estimated allowance for uncollectible amounts	(1,728,000)
Accounts receivable, net	$ 1,086,000